Other Receivables And Prepaid Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Prepaid Expense and Other Assets [Abstract]
Prepaid expenses	$ 106,406	$ 96,505
Government institutions	92,993	87,864
Derivative instruments	82,605	36,070
Premises evacuation building input index receivable	19,995	0
Cost to obtain	15,131	20,141
Prepaid IT support services	8,959	8,424
Prepaid insurance	7,315	5,938
Other receivables	38,514	30,410
Total	$ 371,918	$ 285,352